EARNINGS (LOSS) PER SHARE - Warrants Included in Earnings per Share (Details)	12 Months Ended
Dec. 31, 2020 shares
Warrants Issued May 9, 2018
Common
Warrants (in shares)	118,228
Warrants Issued February 11, 2020
Common
Warrants (in shares)	309,698
Warrants Issued June 29, 2020
Common
Warrants (in shares)	84,911
Warrants Issued November 18, 2020
Common
Warrants (in shares)	58,518